Prepaid Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses (Details)
Professional fees	$ 0	$ 0
Bonds			$ 9,381
Transfer agent fees	5,232	14,226	11,123
Total prepaid expenses	$ 5,232	$ 14,226	$ 20,504